UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22649

Name of Fund: iShares U.S. ETF Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service: The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 10/31/2026

Date of reporting period: 04/30/2026

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

iShares Short Maturity Municipal Bond Active ETF

MEAR | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Short Maturity Municipal Bond Active ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short Maturity Municipal Bond Active ETF	$13	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$1,348,993,578
Number of Portfolio Holdings...
349
Portfolio Turnover Rate...
19%

What did the Fund invest in?

(as of April 30, 2026)

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
12.0%
AA+...
17.7
AA...
13.4
AA-...
10.6
A+...
3.2
A...
3.3
A-...
9.5
BBB+...
0.4
BBB...
0.3
Not Rated...
29.6
Table Summary
State	Percent of TotaI InvestmentsFootnote Reference(a)
Texas ...
16.1%
New York ...
7.3
Alabama ...
5.5
Georgia ...
4.9
Iowa ...
4.1
Pennsylvania ...
4.0
Illinois ...
4.0
Louisiana ...
3.7
Ohio ...
3.6
Florida ...
3.2

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Short Maturity Municipal Bond Active ETF

Semi-Annual Shareholder Report — April 30, 2026

MEAR-04/26-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
APRIL 30, 2026
2026 Semi-Annual Report
Financial Statements and
Additional Information (Unaudited)
iShares U.S. ETF Trust
iShares Short Maturity Municipal Bond Active ETF | MEAR | Cboe BZX Exchange

Table of Contents
Page

Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
Short Maturity Municipal Bond Active ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 5.4%
Black Belt Energy Gas District
Series 2023C , RB , 5.50% , 06/01/26 ..... USD 1,000 $ 1,001,766
Series 2024D , RB , 5.00% , 11/01/26 ..... 2,000 2,015,609
Series 2024C , RB , 5.00% , 07/01/27 ..... 935 952,232
Series 2022E , RB , VRDN, 5.00% , 06/01/28
(a)
5,510 5,724,649
Series 2024C , RB , 5.00% , 07/01/28 ..... 1,480 1,528,507
Series 2023D-1 , RB , VRDN,
5.50% , 02/01/29
(a)
............... 2,730 2,865,594
Series 2022C-1 , RB , VRDN,
5.25% , 06/01/29
(a)
............... 330 345,745
Series 2024D , RB , 5.00% , 11/01/29 ..... 3,500 3,651,734
Series 2026E , RB , 5.00% , 07/01/30 ..... 1,795 1,879,037
Series 2026A , RB , 5.00% , 12/01/30 ..... 3,000 3,150,934
Series 2026B , RB , 5.00% , 12/01/30 ..... 400 422,364
Energy Southeast A Cooperative District
Series 2023B-1 , RB , 5.50% , 11/01/26 .... 800 808,647
Series 2024B , RB , 5.00% , 12/01/26 ..... 100 100,977
Series 2023B-1 , RB , 5.50% , 05/01/27 .... 1,570 1,602,587
Series 2024B , RB , 5.00% , 06/01/27 ..... 115 116,991
Series 2024B , RB , 5.00% , 12/01/27 ..... 100 102,620
Series 2024B , RB , 5.00% , 06/01/28 ..... 240 247,539
Series 2024B , RB , 5.00% , 12/01/28 ..... 250 260,023
Series 2023A-1 , RB , VRDN,
5.50% , 01/01/31
(a)
............... 5,000 5,370,265
Industrial Development Board of the City of
Mobile Alabama, Series 2008, RB, VRDN,
2.75%, 03/15/29
(a)
................ 4,875 4,829,885
Southeast Alabama Gas Supply District (The),
Series 2024B, RB, 5.00%, 05/01/26 ..... 800 800,000
Southeast Energy Authority A Cooperative
District
Series 2023B , RB , ( Royal Bank of Canada
LIQ ), 5.00% , 06/01/26 ............ 185 185,273
Series 2024C , RB , 5.00% , 11/01/26 ..... 1,000 1,008,350
Series 2023B , RB , ( Royal Bank of Canada
LIQ ), 5.00% , 06/01/27 ............ 1,000 1,018,810
Series 2024C , RB , 5.00% , 11/01/27 ..... 1,000 1,024,216
Series 2025C , RB , 5.00% , 02/01/28 ..... 840 863,810
Series 2022B-1 , RB , VRDN,
5.00% , 08/01/28
(a)
............... 10,500 10,858,798
Series 2025C , RB , 5.00% , 08/01/28 ..... 1,100 1,138,543
Series 2024C , RB , 5.00% , 11/01/28 ..... 1,000 1,038,197
Series 2025B , RB , 5.00% , 01/01/29 ..... 1,310 1,332,878
Series 2025C , RB , 5.00% , 02/01/29 ..... 885 921,842
Series 2025A , RB , 5.00% , 06/01/29 ..... 170 173,300
Series 2025B , RB , 5.00% , 07/01/29 ..... 1,235 1,259,047
Series 2025C , RB , 5.00% , 08/01/29 ..... 1,130 1,183,454
Series 2025D , RB , 5.00% , 09/01/29 ..... 600 628,421
Series 2025F , RB , 5.25% , 11/01/29 ...... 4,460 4,689,664
Series 2025B , RB , 5.00% , 01/01/30 ..... 1,175 1,199,497
Series 2025D , RB , 5.00% , 09/01/30 ..... 420 444,319
Series 2025E , RB , 5.00% , 10/01/30 ..... 6,000 6,412,193
73,158,317
Arizona — 0.1%
City of Phoenix Civic Improvement Corp., Series
2017A, RB, AMT, 5.00%, 07/01/29 ...... 1,700 1,739,526
California — 2.9%
California Community Choice Financing Authority
Series 2025B , RB , 5.00% , 11/01/28 ..... 225 234,033
Series 2023B-1 , RB , VRDN,
5.00% , 08/01/29
(a)
............... 4,500 4,695,495
Series 2026D , RB , 5.00% , 02/01/31 ..... 10,000 10,627,144
Security
Par (000)
Par (000) Value
California (continued)
California Municipal Finance Authority
(a)
Series 2017A , RB, AMT , VRDN,
3.45% , 12/01/26 ................ USD 3,500 $ 3,508,461
Series 2026A , RB , VRDN, 3.00% , 02/01/29 5,000 5,008,391
California Pollution Control Financing
Authority, Series 2023, RB, AMT, VRDN,
2.87%, 08/17/26
(a) (b)
............... 2,475 2,471,110
City of Los Angeles Department of Airports,
Series 2025A, RB, AMT, 5.00%, 05/15/29 . 4,000 4,252,394
San Diego County Water Authority, TECP,
2.35%, 06/03/26 ................. 5,600 5,598,088
San Joaquin Valley Clean Energy Authority,
Series 2025A, RB, 5.00%, 07/01/28 ..... 475 490,769
State of California, GO, 5.00%, 03/01/30 .... 2,220 2,417,157
39,303,042
Colorado — 2.8%
City & County of Denver Airport System
Series 2018A , RB, AMT , 5.00% , 12/01/26 . 5,000 5,054,777
Series 2018A , RB, AMT , 5.00% , 12/01/28 . 4,605 4,841,977
Series 2022A , RB, AMT , 5.00% , 11/15/29 . 3,310 3,536,196
Series 2018A , RB, AMT , 5.00% , 12/01/30 . 5,000 5,397,542
City of Colorado Springs Utilities System
(a)
Series 2007A , RB , VRDN, ( TD Bank NA
SBPA ), 2.90% , 05/11/26 ........... 2,000 2,000,000
Series 2006B , RB , VRDN, ( Barclays Bank plc
SBPA ), 3.05% , 05/11/26 ........... 1,975 1,975,000
Colorado Housing & Finance Authority, Series
2020A-1, RB, VRDN, (Federal Home Loan
Bank SBPA), 3.75%, 05/11/26
(a)
........ 1,815 1,815,000
Colorado State Education Loan Program, RB,
5.00%, 06/30/26 ................. 10,000 10,035,115
Denver City & County Housing Authority, TECP,
2.40%, 06/23/26 ................. 3,000 2,999,073
37,654,680
Connecticut — 2.2%
Connecticut Housing Finance Authority
(a)
Series 2020A-3 , RB , VRDN, ( Sumitomo
Mitsui Banking Corp. SBPA ),
3.07% , 05/11/26 ................ 2,500 2,500,000
Series 2016B, Sub-Series B-4 , RB , VRDN,
( JPMorgan Chase Bank NA SBPA ),
3.15% , 05/11/26 ( GNMA/FNMA/FHLMC ) 17,100 17,100,000
Series 2022, Sub-Series C-2 , RB , VRDN,
( JPMorgan Chase Bank NA SBPA ),
3.15% , 05/11/26 ( GNMA/FNMA/FHLMC ) 7,875 7,875,000
Connecticut State Health & Educational Facilities
Authority, Series 2024A, RB, 5.00%, 07/01/26 2,050 2,057,245
29,532,245
District of Columbia — 0.7%
District of Columbia Housing Finance Agency
(a)
Series 2025B , RB , VRDN, 5.00% , 02/01/28 2,010 2,073,589
Series 2025 , RB , VRDN, 3.15% , 11/01/28 . 2,500 2,505,825
Metropolitan Washington Airports Authority
Aviation
Series 2021A , RB, AMT , 5.00% , 10/01/27 . 800 822,667
Series 2025A , RB, AMT , 5.00% , 10/01/28 . 865 906,822
Series 2017A , RB, AMT , 5.00% , 10/01/29 . 530 544,686
Series 2025A , RB, AMT , 5.00% , 10/01/29 . 1,735 1,849,988

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Metropolitan Washington Airports Authority,
Tender Option Bond Trust Receipts/
Certificates, Series 2019-XG0267, RB, VRDN,
(Bank of America NA LOC), 3.14%, 05/11/26
(a) (
b) (c)
......................... USD 220 $ 220,000
8,923,577
Florida — 3.2%
City of Port St. Lucie Utility System, Series 2016,
RB, 5.00%, 09/01/29 .............. 810 816,035
City of West Palm Beach Utility System, Series
2008C, RB, VRDN, (JPMorgan Chase Bank
NA SBPA), 3.40%, 05/11/26
(a)
......... 5,800 5,800,000
County of Broward Airport System, Series 2017,
RB, AMT, 5.00%, 10/01/29 ........... 2,265 2,324,268
County of Miami-Dade, Series 2024A, RB, AMT,
5.00%, 10/01/28 ................. 1,760 1,845,095
Florida Development Finance Corp., Series
2025A, RB, AMT, VRDN, 3.40%, 09/01/28
(a)
1,500 1,505,927
Florida Housing Finance Corp., Series 2026A,
RB, VRDN, 3.00%, 08/01/29
(a)
........ 1,900 1,897,681
Hillsborough County Aviation Authority
Series 2022A , RB, AMT , 5.00% , 10/01/27 . 600 616,747
Series 2024B , RB, AMT , 5.00% , 10/01/27 . 330 339,211
Series 2024B , RB, AMT , 5.00% , 10/01/28 . 3,200 3,354,719
Hillsborough County Industrial Development
Authority
(a)
Series 2024E , RB , VRDN, ( Royal Bank of
Canada LIQ ), 3.40% , 05/04/26 ...... 8,900 8,900,000
Series 2024F , RB , VRDN, ( PNC Bank NA
LIQ ), 3.35% , 05/11/26 ............ 6,700 6,700,000
Lee County Housing Finance Authority, Series
2026, RB, VRDN, 2.65%, 09/01/29
(a)
..... 2,500 2,458,815
Miami-Dade County Housing Finance Authority,
Series 2025B, RB, VRDN, 3.55%, 03/01/28
(a)
3,000 3,030,185
Orange County Health Facilities Authority, Series
2009C-1, RB, VRDN, (TD Bank NA LOC),
3.12%, 05/11/26
(a)
................ 3,715 3,715,000
43,303,683
Georgia — 4.9%
Atlanta Urban Residential Finance Authority,
Series 2025, RB, VRDN, 3.15%, 12/01/28
(a)
1,200 1,202,735
City of Atlanta Department of Aviation, Series
2025BB-1, RB, AMT, 5.00%, 07/01/30 .... 2,450 2,641,994
Development Authority of Burke County (The),
Series 2013-1, RB, VRDN, 3.38%, 03/12/27
(a)
3,750 3,756,031
Main Street Natural Gas, Inc.
Series 2019A , RB , 5.00% , 05/15/26 ..... 5,695 5,699,001
Series 2019C , RB , VRDN, 4.00% , 09/01/26
(a)
8,520 8,542,848
Series 2024B , RB , 5.00% , 09/01/26 ..... 200 201,207
Series 2023D , RB , 5.00% , 12/01/26 ..... 1,000 1,010,636
Series 2024B , RB , 5.00% , 03/01/27 ..... 490 497,178
Series 2022B , RB , 5.00% , 06/01/27 ..... 1,750 1,781,606
Series 2024C , RB , 5.00% , 12/01/27 ..... 750 770,000
Series 2024C , RB , 5.00% , 12/01/28 ..... 925 961,153
Series 2024E , RB , 5.00% , 12/01/28 ..... 2,220 2,306,768
Series 2022B , RB , VRDN, 5.00% , 06/01/29
(a)
810 843,508
Series 2024E , RB , 5.00% , 12/01/29 ..... 2,810 2,939,843
Series 2025A , RB , 5.00% , 12/01/29 ..... 750 788,261
Series 2025B , RB , 5.00% , 12/01/29 ..... 1,175 1,229,294
Series 2023B , RB , VRDN, 5.00% , 03/01/30
(a)
2,205 2,331,096
Series 2023A , RB , VRDN, 5.00% , 06/01/30
(a)
24,915 26,172,993
Security
Par (000)
Par (000) Value
Georgia (continued)
Metropolitan Atlanta Rapid Transit Authority,
Series 2021B, 2.40%, 07/07/26 ........ USD 2,100 $ 2,099,184
65,775,336
Hawaii — 0.3%
State of Hawaii, Series EY, GO, 5.00%, 10/01/27 3,405 3,411,444
Idaho — 0.0%
Idaho Health Facilities Authority, Series 2013ID,
RB, VRDN, 2.62%, 08/03/26
(a)
........ 660 660,000
Illinois — 4.0%
Chicago Midway International Airport
Series 2023C , RB, AMT , 5.00% , 01/01/27 . 1,500 1,520,542
Series 2024A , RB, AMT , 5.00% , 01/01/27 . 1,000 1,013,695
Chicago O'Hare International Airport, Series
2024C, RB, AMT, 5.00%, 01/01/29 ...... 10,000 10,516,763
City of Chicago, Series 2025B, RB, VRDN,
3.40%, 06/01/28
(a)
................ 8,000 8,058,784
DeKalb Park District
Series 2025 , GO , 5.00% , 03/01/28 ( BAM ) . 310 321,477
Series
2025
, GO , 5.00% , 03/01/29 ( BAM ) . 325 343,153
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/29 .......... 700 754,159
Illinois Finance Authority
Series 2004 , RB , VRDN, ( BMO Harris Bank
NA LOC ), 3.40% , 05/11/26
(a)
........ 2,865 2,865,000
Series 2008C-1 , RB , VRDN, ( JPMorgan
Chase Bank NA SBPA ), 3.45% , 05/11/26
(a)
12,850 12,850,000
Series 2024 , RB , 5.00% , 08/01/26 ...... 400 401,535
Series 2019 , RB, AMT , VRDN,
3.45% , 11/02/26
(a)
............... 5,000 5,000,251
Series 2024 , RB , 5.00% , 08/01/27 ...... 425 431,401
Series 2025A , RB , 5.00% , 07/01/29 ..... 1,740 1,868,054
Illinois Housing Development Authority
Series 2023 , RB , VRDN, 2.80% , 04/01/28
(a)
3,100 3,082,684
Series 2025D , RB , 3.35% , 04/01/30 ( GNMA/
FNMA/FHLMC ) ................. 500 501,702
State of Illinois
Series 2024B , GO , 5.00% , 05/01/26 ..... 2,300 2,300,000
Series 2024B , GO , 5.00% , 05/01/28 ..... 1,600 1,665,933
53,495,133
Indiana — 2.1%
Indiana Finance Authority
Series 2010A , RB, AMT , VRDN,
2.90% , 06/01/26
(a)
............... 2,350 2,349,423
Series 2012 , RB, AMT , VRDN,
2.90% , 06/01/26
(a)
............... 1,000 999,754
Series 2021B , RB , VRDN, 3.94% , 03/01/27
(a)
790 787,499
Series 2024 , RB , 5.00% , 03/01/27 ...... 275 279,359
Series 2024 , RB , 5.00% , 03/01/28 ...... 900 929,294
Series 2024 , RB , 5.00% , 03/01/29 ...... 765 802,757
Series 2025D-1 , RB , VRDN,
5.00% , 10/01/29
(a)
............... 2,665 2,861,897
Indiana Moral Obligation, Tender Option Bond
Trust Receipts/Certificates, Series 2016-
XL0019, RB, VRDN, (Barclays Bank plc LIQ),
3.24%, 05/11/26
(a) (b) (c)
.............. 6,000 6,000,000
Indianapolis Local Public Improvement
Bond Bank, Series 2025B-2, RB, AMT,
5.00%, 01/01/30 ................. 13,000 13,864,406
28,874,389

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Short Maturity Municipal Bond Active ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Iowa — 4.1%
Iowa Finance Authority
Series 2021 , RB , VRDN, ( Korea Development
Bank LOC ), 3.35% , 05/11/26
(a) (b)
...... USD 29,600 $ 29,600,000
Series 2016E , RB , 5.00% , 08/15/29 ..... 795 797,032
PEFA, Inc., Series 2019, RB, VRDN,
5.00%, 09/01/26
(a)
................ 24,140 24,279,206
54,676,238
Kansas — 2.3%
City of Burlington
(a)
Series 2007A , RB , VRDN, 3.28% , 05/11/26 22,000 22,000,000
Series 2007B , RB , VRDN, 3.28% , 05/11/26 9,000 9,000,000
31,000,000
Kentucky — 3.0%
Kentucky Economic Development Financing
Authority, Tender Option Bond Trust Receipts/
Certificates, Series 2018-XG0161, RB, VRDN,
(Bank of America NA LOC), 3.17%, 05/11/26
(AGM)
(a) (b) (c)
.................... 500 500,000
Kentucky Public Energy Authority
Series 2024A , RB , 5.00% , 07/01/26 ..... 375 376,024
Series 2024A , RB , 5.00% , 07/01/27 ..... 425 432,344
Series 2024B , RB , 5.00% , 08/01/27 ..... 865 881,150
Series 2023A-1 , RB , 5.00% , 08/01/28 .... 490 506,523
Series 2024B , RB , 5.00% , 08/01/28 ..... 920 948,806
Series 2025A , RB , VRDN, 5.25% , 12/01/29
(a)
18,000 19,042,245
Series 2024A , RB , VRDN, 5.00% , 07/01/30
(a)
10,785 11,319,456
Series 2022A-1 , RB , VRDN,
4.00% , 08/01/30
(a)
............... 5,830 5,888,631
39,895,179
Louisiana — 3.6%
(a)
Louisiana Housing Corp., Series 2025, RB,
VRDN, 3.15%, 04/01/29 ............ 3,000 2,997,725
Louisiana Local Government Environmental
Facilities & Community Development
Authority
Series 2001 , RB , VRDN, 3.51% , 05/11/26 . 1,500 1,500,000
Series 2002 , RB , VRDN, 3.51% , 05/11/26 . 2,000 2,000,000
Louisiana Public Facilities Authority
Series 2009B-1 , RB , VRDN, ( Sumitomo
Mitsui Banking Corp. LOC ),
2.90% , 05/11/26 ................ 10,250 10,250,000
Series 2009B-3 , RB , VRDN, ( Sumitomo
Mitsui Banking Corp. LOC ),
3.35% , 05/11/26 ................ 1,800 1,800,000
Parish of St. James, Series 2010B-1, RB, VRDN,
3.44%, 05/11/26 ................. 30,500 30,500,000
49,047,725
Maryland — 1.1%
Maryland Economic Development Corp., Series
2008A, RB, VRDN, 3.50%, 05/11/26
(a)
.... 10,800 10,800,000
Maryland Health & Higher Educational Facilities
Authority, Series 2026A, RB, 5.00%, 08/15/30 1,325 1,437,822
Montgomery County Housing Opportunities
Commission, Series 2023A, RB, VRDN, (TD
Bank NA LOC), 3.35%, 05/04/26 (FNMA)
(a)
. 3,205 3,205,000
15,442,822
Massachusetts — 1.6%
City of Quincy
Series 2024 , GO , 5.00% , 05/01/26 ...... 1,240 1,240,000
Series 2024 , GO , 5.00% , 05/01/27 ...... 1,300 1,329,996
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2024 , GO , 5.00% , 05/01/28 ...... USD 1,370 $ 1,443,099
Series 2024 , GO , 5.00% , 05/01/29 ...... 1,435 1,547,712
Massachusetts Bay Transportation Authority,
Series B, 2.40%, 06/02/26 ........... 3,500 3,499,083
Massachusetts Bay Transportation Authority
Sales Tax, Series C, TECP, 2.39%, 05/07/26 2,000 1,999,745
Massachusetts Water Resources Authority
Series 1999B , RB , VRDN, ( TD Bank NA
LOC ), 2.92% , 05/11/26
(a)
........... 900 900,000
TECP , 2.35% , 07/14/26 ............. 10,000 9,995,724
21,955,359
Michigan — 0.5%
Michigan State Housing Development Authority
Series 2023 , RB , VRDN, 2.67% , 10/01/26
(a)
2,500 2,497,177
Michigan Strategic Fund, Series 2001, RB,
4.13%, 08/01/27 ................. 2,700 2,715,840
Okemos Public Schools, Series 2024II, GO,
5.00%, 05/01/26 (Q-SBLF) .......... 1,200 1,200,000
Walled Lake Consolidated School District, Series
2024, GO, 5.00%, 05/01/26 (Q-SBLF) .... 475 475,000
6,888,017
Minnesota — 0.9%
City of Rochester, Series 2008B, RB,
VRDN, (Northern Trust Co. (The) SBPA),
2.90%, 05/11/26
(a)
................ 3,900 3,900,000
Minneapolis-St. Paul Metropolitan Airports
Commission, Series 2024B, RB, AMT,
5.00%, 01/01/28 ................. 2,850 2,943,455
Minnesota Housing Finance Agency, Series
2017F, RB, VRDN, (Royal Bank of Canada
SBPA), 3.05%, 05/11/26 (GNMA/FNMA/
FHLMC)
(a)
..................... 4,265 4,265,000
Sartell-St Stephen Independent School District
No. 748
Series 2025A , GO , 5.00% , 02/01/28 ( SD
CRED PROG ) .................. 490 509,961
Series 2025A , GO , 5.00% , 02/01/29 ( SD
CRED PROG ) .................. 290 308,445
11,926,861
Mississippi — 3.1%
Mississippi Business Finance Corp.
(a)
Series 2007B , RB , VRDN, 3.40% , 05/04/26 6,290 6,290,000
Series 2009F , RB , VRDN, 3.40% , 05/04/26 12,400 12,400,000
Series 2010I , RB , VRDN, 3.40% , 05/04/26 . 8,160 8,160,000
Series 2010K , RB , VRDN, 3.40% , 05/04/26 13,310 13,310,000
Series 2010F , RB , VRDN, 3.17% , 05/11/26 1,250 1,250,000
41,410,000
Missouri — 0.5%
City of Kansas City
Series 2025C , RB , 5.00% , 04/01/29 ..... 2,185 2,325,346
Series 2025C , RB , 5.00% , 04/01/30 ..... 1,215 1,313,982
Industrial Development Authority of the City of
St. Louis Missouri (The), Series 2025, RB,
VRDN, 3.15%, 04/01/28
(a)
........... 1,500 1,502,512
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates, Series 2018C-16,
RB, VRDN, (Royal Bank of Canada LOC),
3.14%, 05/11/26
(a) (b) (c)
.............. 2,000 2,000,000
7,141,840

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nebraska — 1.3%
Lincoln Nebraska Electric, Series 1995, TECP,
2.45%, 05/07/26 ................. USD 3,500 $ 3,499,553
Nebraska Public Power District
TECP , 2.45% , 05/21/26 ............. 8,300 8,297,821
TECP , 2.47% , 05/21/26 ............. 5,200 5,198,639
16,996,013
Nevada — 0.3%
Reno-Tahoe Airport Authority, Series 2024A, RB,
AMT, 5.00%, 07/01/29 ............. 1,260 1,322,135
State of Nevada Department of Business &
Industry, Series 2001, RB, AMT, VRDN,
3.45%, 06/01/26
(a) (b)
............... 2,500 2,500,181
3,822,316
New Hampshire — 0.5%
New Hampshire Business Finance
Authority, Series 2018A, RB, AMT, VRDN,
4.00%, 07/01/26
(a)
................ 5,195 5,200,054
State of New Hampshire, Series 2025A, GO,
5.00%, 04/01/27 ................. 1,600 1,635,621
6,835,675
New Jersey — 1.0%
Borough of Oradell, GO, 4.00%, 07/21/26 ... 4,156 4,163,177
Borough of Pompton Lakes, GO,
4.00%, 06/05/26 ................. 3,288 3,291,312
New Jersey Higher Education Student
Assistance Authority
Series 2025-2 , RB, AMT , VRDN,
5.00% , 06/02/26
(a)
............... 2,700 2,703,958
Series 2024B , RB, AMT , 5.00% , 12/01/27 . 1,600 1,646,966
New Jersey Housing & Mortgage Finance
Agency
Series 2025E , RB , VRDN, 3.15% , 12/01/28
(a)
1,100 1,102,253
Series 2025M , RB , 3.38% , 04/01/29 ..... 290 291,627
Series 2025M , RB , 3.45% , 10/01/29 ..... 465 468,231
Series 2025M , RB , 3.55% , 04/01/30 ..... 245 246,993
13,914,517
New Mexico — 1.2%
New Mexico Mortgage Finance Authority, Series
2023, RB, VRDN, 2.92%, 09/01/26
(a)
..... 1,240 1,239,996
New Mexico Municipal Energy Acquisition
Authority
Series 2025 , RB , 5.00% , 05/01/27 ...... 435 442,682
Series 2025 , RB , 5.00% , 05/01/28 ...... 480 495,372
Series 2025 , RB , 5.00% , 05/01/29 ...... 635 663,275
Series 2025 , RB , VRDN, 5.00% , 11/01/30
(a)
12,805 13,611,015
16,452,340
New York — 7.3%
City of New York
(a)
Series 2025, Sub-Series G-3 , GO , VRDN,
( TD Bank NA SBPA ), 3.35% , 05/04/26 . 1,800 1,800,000
Series 2016A-5 , GO , VRDN, ( JPMorgan
Chase Bank NA SBPA ), 3.40% , 05/04/26 6,525 6,525,000
Empire State Development Corp., Series
2004A-3-C, RB, VRDN, (JPMorgan Chase
Bank NA SBPA), 3.15%, 05/11/26
(a)
..... 1,395 1,395,000
Honeoye Falls-Lima Central School District, GO,
4.00%, 06/25/26 (SAW) ............ 5,600 5,608,855
Long Island Power Authority, Series 2015, TECP,
2.55%, 06/04/26 ................. 7,000 6,999,999
Security
Par (000)
Par (000) Value
New York (continued)
Metropolitan Transportation Authority, Series
2005D2, RB, VRDN, (Bank of America NA
LOC), 3.45%, 05/04/26
(a)
............ USD 4,500 $ 4,500,000
Monroe County Industrial Development
Corp., Series 2023B-1, RB, VRDN,
5.00%, 07/01/27
(a)
................ 4,000 4,089,464
New York City Housing Development Corp.
(a)
Series 2006A , RB , VRDN, ( Federal
National Mortgage Association LOC ),
3.30% , 05/11/26 ................ 5,500 5,500,000
Series 2006A , RB , VRDN, ( Federal
National Mortgage Association LOC ),
3.70% , 05/11/26 ................ 2,600 2,600,000
Series 2024F-2 , RB , VRDN, 3.40% , 01/02/29 10,000 10,037,549
Series 2025C-2 , RB , VRDN, 3.75% , 07/02/29 1,925 1,946,425
Series 2026A-2 , RB , VRDN, 3.25% , 02/01/30 12,780 12,828,274
New York City Municipal Water Finance
Authority, Series 2026CC, RB, VRDN, (TD
Bank NA SBPA), 3.35%, 05/04/26
(a)
..... 1,700 1,700,000
New York City Transitional Finance Authority
Future Tax Secured
Series 2025D , RB , 5.00% , 05/01/26 ..... 400 400,000
Series 2019C-4 , RB , VRDN, ( Barclays Bank
plc SBPA ), 3.45% , 05/04/26
(a)
....... 6,800 6,800,000
Series 2025D , RB , 5.00% , 05/01/29 ..... 80 85,474
New York State Housing Finance Agency,
Series 2025D-2, RB, VRDN, 3.15%, 11/01/29
(SONYMA)
(a)
................... 14,000 14,021,809
Onondaga County Resource Recovery Agency,
Series 2015A, RB, AMT, 5.00%, 05/01/27
(AGM) ....................... 2,830 2,833,297
State of New York Mortgage Agency Homeowner
Mortgage, Series 247, RB, VRDN, (TD Bank
NA SBPA), 3.45%, 05/11/26 (SONYMA)
(a) (b)
8,500 8,500,000
98,171,146
North Carolina — 1.4%
Durham Capital Financing Corp., Series 2016,
RB, 5.00%, 12/01/28 .............. 1,000 1,014,574
Inlivian
(a)
Series 2025 , RB , VRDN, 3.63% , 11/01/27 . 4,000 4,030,283
Series 2025 , RB , VRDN, 3.30% , 11/01/28 . 3,150 3,171,828
North Carolina Medical Care Commission,
Series 2025B, RB, VRDN, 5.00%, 06/04/30
(a)
3,200 3,429,669
State of North Carolina, Series 2025, RB,
5.00%, 03/01/27 ................. 5,000 5,097,529
University of North Carolina at Chapel Hill,
Series 2003B, RB, VRDN, (TD Bank NA
SBPA), 3.12%, 05/11/26
(a)
........... 2,520 2,520,000
19,263,883
Ohio — 3.6%
City of Columbus Sewerage, Series 2008B, RB,
VRDN, 3.00%, 05/11/26
(a)
........... 4,000 4,000,000
City of Miamisburg, GO, 3.75%, 10/21/26 (ST
STANDBY NT PURCHASE) .......... 2,800 2,811,447
Columbus Regional Airport Authority, Series
2025A, RB, AMT, 5.00%, 01/01/30 ...... 1,675 1,782,783
County of Allen, Series 2025C, RB, VRDN, (PNC
Bank NA LOC), 3.12%, 05/11/26
(a)
...... 20,200 20,200,000
County of Franklin
(a)
Series 1998B , RB , VRDN, ( Northern Trust
Co. (The) LOC ), 2.90% , 05/11/26 ..... 3,100 3,100,000
Series 2013OH , RB , VRDN, 2.62% , 08/03/26 1,740 1,740,000

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Short Maturity Municipal Bond Active ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Lancaster Port Authority, Series 2024A, RB,
VRDN, 5.00%, 08/01/30
(a)
........... USD 2,225 $ 2,359,148
Ohio Air Quality Development Authority, Series
2005C, RB, AMT, 3.70%, 04/01/28 ...... 3,250 3,270,735
Ohio Higher Educational Facility Commission,
Series 2021B, RB, VRDN, 3.32%, 12/01/26
(a)
6,500 6,473,882
State of Ohio, Series 2026-1, RB,
5.00%, 12/15/26
(d)
................ 2,400 2,433,930
48,171,925
Oklahoma — 0.4%
Garfield County Industrial Authority, Series
2024A, RB, VRDN, 3.15%, 05/11/26
(a)
.... 5,500 5,500,000
Oregon — 2.7%
Oregon State Lottery
Series 2025A , RB , 5.00% , 04/01/27 ..... 9,875 10,091,230
Series 2025A , RB , 5.00% , 04/01/28 ..... 6,900 7,225,847
State of Oregon, Series 2025E, GO,
5.00%, 05/15/28 ................. 4,555 4,783,893
State of Oregon Department of Transportation,
Series B, RB, 5.00%, 11/15/29 ........ 2,235 2,292,349
State of Oregon Housing & Community Services
Department, Series 2024R, RB, VRDN,
4.00%, 01/01/29
(a)
................ 12,000 12,253,168
36,646,487
Pennsylvania — 4.0%
Allegheny County Airport Authority
Series 2025A , RB, AMT , 5.00% , 01/01/29
( AGC ) ....................... 5,215 5,484,492
Series 2025A , RB, AMT , 5.00% , 01/01/30 . 5,410 5,781,357
Allegheny County Hospital Development
Authority, Series 2017D-2 , Sub-Series D, RB,
VRDN, 3.67%, 05/11/26
(a)
........... 1,000 996,584
City of Philadelphia, Series 2017B, RB, AMT,
5.00%, 07/01/29 ................. 2,000 2,045,806
Pennsylvania Economic Development Financing
Authority
(a)
Series 2021A , RB, AMT , VRDN,
4.00% , 07/01/26 ................ 5,225 5,228,011
Series 2019B-2 , RB, AMT , VRDN,
3.25% , 07/15/26 ................ 1,800 1,799,325
Series 2019A , RB, AMT , VRDN,
3.88% , 08/03/26 ................ 10,500 10,514,215
Series 2025A , RB , VRDN, 5.00% , 03/15/30 12,000 12,831,444
Pennsylvania Housing Finance Agency
Series 2026 , RB , VRDN, 2.65% , 09/01/28
(a)
1,175 1,160,730
Series 2025-149A , RB , 5.00% , 04/01/29 .. 400 424,340
Series 2025-149A , RB , 5.00% , 10/01/29 .. 500 535,037
Series 2025-149A , RB , 5.25% , 04/01/30 .. 200 215,462
Sports & Exhibition Authority of Pittsburgh &
Allegheny County, Series 2007-A, RB, VRDN,
(PNC Bank NA SBPA), 3.12%, 05/11/26
(AGM)
(a)
...................... 4,700 4,700,000
State Public School Building Authority, Series
2025, RB, 5.00%, 05/01/28 .......... 1,870 1,952,952
53,669,755
South Carolina — 0.2%
South Carolina Public Service Authority
Series 2024A , RB , 5.00% , 12/01/26 ..... 675 683,494
Series 2024A , RB , 5.00% , 12/01/27 ..... 485 502,996
Series 2024A , RB , 5.00% , 12/01/28 ..... 485 513,822
Security
Par (000)
Par (000) Value
South Carolina (continued)
South Carolina Public Service Authority, Tender
Option Bond Trust Receipts/Certificates,
Series 2022-XG0398, RB, VRDN, (Barclays
Bank plc LIQ), 3.21%, 05/11/26 (BAM-
TCRS)
(a) (b) (c)
.................... USD 700 $ 700,000
2,400,312
South Dakota — 1.2%
South Dakota Housing Development Authority
Series 2025G , RB , VRDN, ( Bank of America
NA SBPA ), 3.45% , 05/04/26 ( GNMA/
FNMA/FHLMC )
(a)
................ 15,500 15,500,000
Series 2026A , RB , 2.80% , 11/01/29 ( GNMA/
FNMA/FHLMC ) ................. 325 323,103
Series 2026A , RB , 2.85% , 05/01/30 ( GNMA/
FNMA/FHLMC ) ................. 300 298,538
16,121,641
Tennessee — 3.1%
Lewisburg Industrial Development Board, Series
2012, RB, AMT, VRDN, 3.00%, 08/03/26
(a)
. 1,175 1,175,000
Metropolitan Government of Nashville &
Davidson County
TECP , 2.47% , 05/14/26 ............. 5,000 4,999,657
2.52% , 06/09/26 .................. 7,000 6,997,642
Metropolitan Nashville Airport Authority (The),
Series 2026B, RB, AMT, 5.00%, 07/01/30 . 1,350 1,453,049
Rutherford County Health & Educational
Facilities Board, Series 2025B1, RB, VRDN,
5.00%, 11/15/30
(a)
................ 4,600 4,971,070
Tennergy Corp.
Series 2024A , RB , 5.00% , 06/01/28 ..... 210 216,896
Series 2021A , RB , VRDN, 4.00% , 09/01/28
(a)
3,610 3,657,421
Series 2024A , RB , 5.00% , 06/01/29 ..... 625 653,285
Series 2022A , RB , VRDN, 5.50% , 12/01/30
(a)
5,000 5,313,285
Tennessee Energy Acquisition Corp.
Series 2006A , RB , 5.25% , 09/01/26 ..... 1,850 1,861,691
Series 2006B , RB , 5.63% , 09/01/26 ..... 5,925 5,968,138
Series 2023A-1 , RB , VRDN,
5.00% , 05/01/28
(a)
............... 5,000 5,146,358
42,413,492
Texas — 16.0%
Allen Independent School District, Series 2025A,
GO, 5.00%, 02/15/27 (PSF) .......... 2,000 2,037,449
Bexar Management & Development Corp.,
Series 2026, RB, VRDN, 2.65%, 03/01/28
(a)
1,600 1,586,269
Board of Regents of the University of Texas
System
TECP , 2.58% , 06/09/26 ............. 6,500 6,499,128
TECP , 2.45% , 08/17/26 ............. 500 499,772
Series C-2 , 2.40% , 08/26/26 .......... 10,000 9,994,959
Series 2025A , RB , 5.00% , 08/15/28 ..... 10,000 10,541,578
City of Austin, Series A, TECP, 2.58%, 06/24/26 1,700 1,699,996
City of Galveston
Series 2024A , RB, AMT , 5.00% , 08/01/26 . 625 626,847
Series 2024A , RB, AMT , 5.00% , 08/01/27 . 650 660,267
Series 2024A , RB, AMT , 5.00% , 08/01/28 . 725 748,192
City of Houston Airport System, Series 2025A,
RB, AMT, 5.00%, 07/01/30 ........... 5,000 5,361,408
City of Lubbock Water & Wastewater
Series 2024 , RB , 5.00% , 02/15/27 ...... 5,620 5,720,799
Series 2024 , RB , 5.00% , 02/15/28 ...... 2,250 2,343,233
City of San Antonio, Series A, 2.68%, 05/12/26 12,300 12,298,059

2026
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Clifton Higher Education Finance Corp.
Series 2025 , RB , 5.00% , 08/15/28 ( PSF ) .. USD 1,850 $ 1,939,154
Series 2025 , RB , 5.00% , 08/15/29 ( PSF ) .. 1,850 1,974,548
Dallas Fort Worth International Airport
Series II , 2.50% , 05/07/26 ............ 3,150 3,149,597
Series 2023C , RB, AMT , 5.00% , 11/01/28 . 6,930 7,276,042
Series 2025A-1 , RB, AMT , 5.00% , 11/01/29 10,000 10,673,603
El Paso Electric Co.
TECP , 2.68% , 07/15/26 ............. 6,500 6,499,976
TECP , 2.70% , 07/15/26 ............. 9,000 8,999,973
Fort Bend Independent School District, Series
2025A, GO, 5.00%, 08/15/26 (PSF) ..... 1,950 1,962,764
Harris County Cultural Education Facilities
Finance Corp.
(a)
Series 2015-3 , RB , VRDN, ( TD Bank NA
LOC ), 3.50% , 05/08/26 ............ 5,195 5,195,000
Series 2024F , RB , VRDN, 2.85% , 05/11/26 8,700 8,700,000
Leander Independent School District
Series 2025A , GO , 5.00% , 08/15/28 ( PSF ) 590 622,196
Series 2025A , GO , 5.00% , 08/15/29 ( PSF ) 680 731,321
Lewisville Independent School District, Series
2025, GO, 5.00%, 08/15/29 (PSF) ...... 1,750 1,883,222
Love Field Airport Modernization Corp., Series
2021, RB, AMT, 5.00%, 11/01/30 ....... 2,500 2,686,322
Lower Colorado River Authority, Series 2021,
RB, 5.00%, 05/15/28 .............. 1,270 1,327,542
Mission Economic Development Corp., Series
2020A, RB, AMT, VRDN, 3.00%, 08/03/26
(a)
5,000 5,000,000
Palestine Independent School District, Series
2026, GO, 5.00%, 02/15/31 (PSF)
(d)
..... 740 810,185
Plano Independent School District, Series 2025,
GO, 5.00%, 02/15/29 (PSF) .......... 4,500 4,802,137
San Antonio Water System, Series 2016A, RB,
5.00%, 05/15/29 ................. 1,010 1,011,790
State of Texas
(a)
Series 2011C , GO , VRDN, ( Federal Home
Loan Bank SBPA ), 2.90% , 05/11/26 ... 3,100 3,100,000
Series 2025B , GO , VRDN, ( Federal Home
Loan Bank SBPA ), 3.45% , 05/11/26 ... 10,100 10,100,000
Tarrant County Cultural Education Facilities
Finance Corp.
Series 2025E-1 , RB , VRDN,
2.90% , 05/11/26
(a)
............... 10,100 10,100,000
Series 2024B , RB , 5.00% , 07/01/26 ..... 875 877,855
Series 2025B , RB , VRDN, 5.00% , 11/15/29
(a)
10,000 10,679,478
Series 2026F , RB , VRDN, 5.00% , 05/01/30
(a)
2,450 2,662,479
Tarrant County Housing Finance Corp., Series
2025, RB, VRDN, 3.60%, 02/01/28
(a)
..... 3,000 3,022,520
Tarrant Regional Water District Water Supply
System, Series 2015, RB, 5.00%, 03/01/28 1,260 1,263,343
Texas A&M University, TECP, 2.28%, 05/19/26 7,000 6,997,937
Texas Municipal Gas Acquisition & Supply Corp.
III, Series 2021, RB, 5.00%, 12/15/26 .... 1,850 1,872,055
Texas Municipal Gas Acquisition & Supply
Corp. IV, Series 2023A, RB, VRDN,
5.50%, 01/01/30
(a)
................ 22,235 23,515,256
Texas Municipal Gas Acquisition & Supply Corp.
V
Series 2024 , RB , 5.00% , 01/01/28 ...... 750 769,478
Series 2024 , RB , 5.00% , 01/01/29 ...... 1,050 1,091,688
Texas Transportation Commission, Series 2026,
GO, 5.00%, 04/01/31
(d)
............. 3,000 3,301,689
Security
Par (000)
Par (000) Value
Texas (continued)
University of North Texas System, Series 2025A,
RB, 5.00%, 04/15/30 .............. USD 890 $ 966,326
216,183,432
Utah — 0.5%
City of Salt Lake City, Series 2018A, RB, AMT,
5.00%, 07/01/29 ................. 1,000 1,041,093
County of Utah, Series 2018C, RB, VRDN, (TD
Bank NA SBPA), 3.35%, 05/04/26
(a)
..... 5,760 5,760,000
6,801,093
Virginia — 1.9%
Loudoun County Economic Development
Authority, Series 2013A, RB, VRDN,
3.50%, 05/11/26
(a)
................ 16,795 16,795,000
Virginia Housing Development Authority
Series 2024H , RB , 3.60% , 12/01/28 ..... 1,450 1,450,170
Series 2024H , RB , 3.63% , 06/01/29 ..... 3,965 3,966,266
Series 2025A , RB , 3.25% , 09/01/29 ..... 1,750 1,751,601
Virginia Public School Authority, Series 2017C,
RB, 5.00%, 08/01/29 (ST INTERCEPT) ... 685 705,550
Winchester Economic Development Authority,
Series 2024A, RB, 5.00%, 01/01/28 ..... 1,090 1,131,157
25,799,744
Washington — 1.7%
County of King, Series 2025B, RB, VRDN, (Bank
of America NA SBPA), 3.35%, 05/04/26
(a)
.. 3,275 3,275,000
County of Spokane
Series 2024B , RB, AMT , 5.00% , 01/01/27 . 1,600 1,620,423
Series 2024B , RB, AMT , 5.00% , 01/01/28 . 1,625 1,678,286
Series 2024B , RB, AMT , 5.00% , 01/01/29 . 1,760 1,842,651
Port of Seattle
Series 2018 , RB, AMT , 5.00% , 05/01/28 .. 2,905 2,964,227
Series 2024B , RB, AMT , 5.00% , 07/01/28 . 6,250 6,529,291
State of Washington
Series R-2024C , GO , 5.00% , 08/01/29 ... 2,370 2,551,665
Series 2019B , GO , 5.00% , 06/01/30 ..... 555 582,766
Washington State Housing Finance Commission,
Series 2025, RB, VRDN, 2.70%, 10/01/27
(a)
1,825 1,808,305
Whatcom County Public Utility District No. 1,
Series 2025A, GO, AMT, 5.00%, 12/01/29
(BAM) ....................... 525 554,867
23,407,481
West Virginia — 0.1%
West Virginia Economic Development Authority,
Series 2015A, RB, VRDN, 3.38%, 06/15/28
(a)
1,000 1,009,764
Wisconsin — 1.1%
Public Finance Authority, Series 2017A-3, RB,
AMT, VRDN, 3.00%, 08/03/26
(a)
........ 3,325 3,325,000
State of Wisconsin, Series 2024-2, GO,
5.00%, 05/01/26 ................. 7,000 7,000,000
Wisconsin Health & Educational Facilities
Authority
(a)
Series 2008B , RB , VRDN, ( TD Bank NA
LOC ), 3.35% , 05/04/26 ............ 1,965 1,965,000
Series 2018C-2 , RB , VRDN, 3.27% , 07/01/26 2,000 1,997,223
14,287,223

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Short Maturity Municipal Bond Active ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
Wyoming — 0.7%
Wyoming Community Development Authority,
Series 2022-2, RB, VRDN, (Barclays Bank
plc SBPA), 2.90%, 05/11/26 (GNMA/FNMA/
FHLMC)
(a)
..................... USD 9,000 $ 9,000,000
Total Long-Term Investments — 99 .5%
(Cost: $ 1,338,175,155 ) ............................ 1,342,083,652
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.31%
(e) (f)
......... 106,764 $ 106,775
Total Short-Term Securities — 0.0%
(Cost: $ 106,775 ) ................................. 106,775
Total Investments — 99 .5%
(Cost: $ 1,338,281,930 ) ............................ 1,342,190,427
Other Assets Less Liabilities — 0.5% .................... 6,803,151
Net Assets — 100.0% ...............................
$ 1,348,993,578
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)
When-issued security.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 18,482 $ 88,293
(a)
$ — $ — $ — $ 106,775 106,764 $ 13,768 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 1,342,083,652 $ — $ 1,342,083,652
Short-Term Securities
Money Market Funds ...................................... 106,775 — — 106,775
$ 106,775 $ 1,342,083,652 $ — $ 1,342,190,427

Statement of Assets and Liabilities
(unaudited)
April 30, 2026
2026
iShares Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
iShares Short
Maturity
Municipal Bond
Active ETF
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 1,342,083,652
Investments, at value — affiliated
(b)
.......................................................................................... 106,775
Cash ............................................................................................................. 3
Receivables: –
Dividends — affiliated ................................................................................................. 717
Interest — unaffiliated ................................................................................................. 13,648,069
Total a ssets .........................................................................................................
1,355,839,216
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 6,564,980
Investment advisory fees ............................................................................................... 280,658
Total li abilities ........................................................................................................
6,845,638
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 1,348,993,578
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,341,381,760
Accumulated earnings .................................................................................................. 7,611,818
NET ASSETS ........................................................................................................
$ 1,348,993,578
NET ASSET VALUE
Shares outstanding ....................................................................................................
26,800,000
Net asset value .......................................................................................................
$ 50.34
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 1,338,175,155
(b)
  Investments, at cost — affiliated ................................................................................... $ 106,775

Statement of Operations
(unaudited)

Six Months Ended April 30, 2026

Statement of Operations
iShares Short
Maturity Municipal
Bond Active ETF
INVESTMENT INCOME –
Dividends — affiliated ................................................................................................ $ 13,768
Interest — unaffiliated ................................................................................................ 20,590,252
Total investment income ................................................................................................
20,604,020
EXPENSES
Investment advisory ................................................................................................. 1,665,562
Interest expense ................................................................................................... 18,640
Total expenses ......................................................................................................
1,684,202
Net investment income .................................................................................................
18,919,818
REALIZED AND UNREALIZED GAIN (LOSS) $ (2,245,025)
Net realized gain from:
Investments — unaffiliated .......................................................................................... $ 171,829
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated .......................................................................................... (2,416,853)
Net realized and unrealized loss ...........................................................................................
(2,245,024)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ 16,674,794
See notes to financial statements.

Statements of Changes in Net Assets

2026
iShares Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
iShares Short Maturity Municipal Bond Active
ETF
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 18,919,818 $ 30,127,503
Net realized gain .................................................................................. 171,829 16,833
Net change in unrealized appreciation (depreciation) .......................................................... (2,416,853) 4,794,226
Net increase in net assets resulting from operations .............................................................
16,674,794 34,938,562
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(18,454,797)
(b)
(29,011,673)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
80,600,900 581,962,909
NET ASSETS
Total increase in net assets ............................................................................. 78,820,897 587,889,798
Beginning of period ..................................................................................
1,270,172,681 682,282,883
End of period ......................................................................................
$ 1,348,993,578 $ 1,270,172,681
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
iShares Short Maturity Municipal Bond Active ETF
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period .................
$ 50.40  $ 50.17  $ 49.81  $ 49.62  $ 50.11  $ 50.19
Net investment income
(a)
.........................
0 .71  1 .54  1 .75  1 .51  0 .37  0 .17
Net realized and unrealized gain (loss)
(b)
...............
(0.07) 0.22  0.36  0.11  (0.62) (0.07)
Net increase (decrease) from investment operations ........ 0.64  1.76  2.11  1.62  (0.25) 0.10
Distributions from net investment income
(c)
............ (0.70)
(d)
(1.53) (1.75) (1.43) (0.24) (0.18)
Net asset value, end of period ...................... $ 50.34  $ 50.40  $ 50.17  $ 49.81  $ 49.62  $ 50.11
Total Return
(e)
Based on net asset value .......................... 1.25%
(f)
3.58% 4.30% 3.32% (0.51)% 0.19%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.25%
(h)
0.26% 0.25% 0.25% 0.25% 0.25%
Net investment income ............................
2.84%
(h)
3.07% 3.49% 3.04% 0.75% 0.34%
Supplemental Data
Net assets, end of period (000) ...................... $ 1,348,994  $ 1,270,173  $ 682,283  $ 605,203  $ 520,960  $ 293,169
Portfolio turnover rate
(i)
............................ 19% 37% 91% 195% 98% 52%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2026
iShares Semi-Annual Financial Statements and Additional Information

1. ORGANIZATION
iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the "Valuation Committee") to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method
iShares ETF
Diversification
Classification
Short Maturity Municipal Bond Active ........................................................................................ Diversified

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA;
and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended April 30, 2026, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
iShares ETF Investment Advisory Fees
Short Maturity Municipal Bond Active ..................................................................................... 0 .25%
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Short Maturity Municipal Bond Active ......................................................... $ 25,796,758 $ 26,182,491 $ —

Notes to Financial Statements
(unaudited) (continued)
2026
iShares Semi-Annual Financial Statements and Additional Information

5. Purchases and Sales
For the six months ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
There were no in-kind transactions for the six months ended April 30, 2026.
6. Income Tax Information
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of October 31, 2025, the Fund had non-expiring capital loss carryforwards of $15,982 available to offset future realized capital gains.
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
7. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk:  The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments .
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such
iShares ETF Purchases Sales
Short Maturity Municipal Bond Active ......................................................................... $ 167,465,876 $ 146,280,937
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Short Maturity Municipal Bond Active .................................... $ 1,338,281,930 $ 4,885,306 $ (976,809) $ 3,908,497

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund's performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
04/30/26
Year Ended
10/31/25
iShares ETF Shares Amount Shares Amount
Short Maturity Municipal Bond Active
Shares sold 2,700,000 $ 135,993,015 12,550,000 $ 629,688,815
Shares redeemed
(1,100,000) (55,392,115) (950,000) (47,725,906)
1,600,000 $ 80,600,900 11,600,000 $ 581,962,909

Additional Information
2026
iShares Semi-Annual Financial Statements and Additional Information

Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMT Alternative Minimum Tax
BAM Build America Mutual Assurance Co.
BAM-TCRS Build America Mutual Assurance Co. - Transferable Custodial Receipts
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation Bonds
LIQ Liquidity Agreement
LOC Letter of Credit
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAW State Aid Withholding
SBPA Standby Bond Purchase Agreement
TECP Tax-Exempt Commercial Paper
VRDN Variable Rate Demand Notes

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares U.S. ETF Trust

Date: June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares U.S. ETF Trust

Date: June 22, 2026

By:     /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares U.S. ETF Trust

Date: June 22, 2026